GMO Global Focused Equity Fund | Summary - GMO Global Focused Equity Fund
GMO Global Focused Equity Fund
Investment objective
Total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Global Focused Equity Fund		Class III, GMO Global Focused Equity Fund	Class IV, GMO Global Focused Equity Fund	Class V, GMO Global Focused Equity Fund	Class VI, GMO Global Focused Equity Fund
Operating Expenses Column [Text]		Class III	Class IV	Class V	Class VI
Management fee		0.60%	0.60%	0.60%	0.60%
Shareholder service fee		0.15%	0.10%	0.085%	0.055%
Other expenses	[1]	0.28%	0.28%	0.28%	0.28%
Total annual operating expenses	[1]	1.03%	0.98%	0.97%	0.94%
Expense reimbursement	[1][2]	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total annual operating expenses after expense reimbursement	[1]	0.75%	0.70%	0.69%	0.66%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
[2]	Subject to certain exclusions ("Excluded Fund Fees and Expenses"), Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.60% of the Fund's average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under "Expense Reimbursement" in this Prospectus. This expense limitation will continue through at least September 13, 2012, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Global Focused Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class III, GMO Global Focused Equity Fund	Class III	77	300
Class IV, GMO Global Focused Equity Fund	Class IV	72	284
Class V, GMO Global Focused Equity Fund	Class V	70	281
Class VI, GMO Global Focused Equity Fund	Class VI	67	272

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Principal investment strategies

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets, including emerging markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policy”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment.

The Manager anticipates that the Fund will focus its investments in a limited number (30-50) of securities that the Manager believes offer the most attractive investment opportunities across U.S. and foreign equity markets. The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

The Manager selects investments using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 20% of its assets in cash or cash equivalents. To the extent the Fund holds cash or cash equivalents, it may not achieve its investment objective. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

• Management and Operational Risk — The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

• Foreign Investment Risk — The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Smaller Company Risk — Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

• Derivatives Risk — The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

• Leveraging Risk — The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

• Counterparty Risk — The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.